Offerings - Offering: 1	Apr. 03, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered	10,000,000
Proposed Maximum Offering Price per Unit	1.03
Maximum Aggregate Offering Price	$ 10,300,000
Fee Rate	0.0087%
Amount of Registration Fee	$ 896.10
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), the registration statement on Form S-8 (the “Registration Statement”) shall also cover any additional shares of common stock of MediaCo Holding Inc. (the “Registrant”) that become issuable in respect of the securities identified in the above table by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the Registrant’s receipt of consideration that results in an increase in the number of the outstanding shares of the Registrant’s common stock.The proposed maximum aggregate offering price per unit and the maximum aggregate offering price is estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act. The proposed maximum offering price per share of $1.03 was computed by averaging the high and low prices of a share of the Registrant’s common stock reported on Nasdaq on October 5, 2026, a date within five business days prior to the date of the filing of this Registration Statement.